Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 24, 2015 USD ($)	Jan. 30, 2015 USD ($) $ / shares	Jan. 28, 2015 USD ($)	Jan. 31, 2015 $ / shares	Sep. 30, 2015 USD ($) $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) d $ / shares shares	Sep. 30, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($) shares	Aug. 20, 2015 USD ($)	Aug. 14, 2015 USD ($)	Mar. 13, 2015 $ / shares	Sep. 19, 2014 USD ($)	Jul. 21, 2014 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Cash, FDIC Insured Amount					$ 250,000		$ 250,000		$ 250,000
Advertising Expense					0	$ 319,000	0	$ 749,000	933,627	$ 644,383	$ 806,221
Research and Development Expense						61,623		136,656	242,232	74,861	176,964
Revenues					$ 314,153	$ 173,076	$ 464,910	$ 524,192	$ 629,132	$ 2,062,083	1,176,829
Preferred Stock, Shares Outstanding (in Shares) | shares					1,000,000		1,000,000		3,000,000	3,000,000
Warrants to purchase common stock outstanding | shares					14,084,000		14,084,000		206,480
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.75	$ 11.75	$ 0.75	$ 11.75	$ 11.75
Net loss					$ (9,291,949)	$ (3,796,532)	$ (25,120,496)	$ (6,802,926)	$ (16,541,334)	$ (3,791,440)	(1,758,237)
Net cash used in operating activities							(6,124,372)	$ (4,651,145)	(6,319,400)	$ (3,743,397)	$ (1,444,871)
Working capital					(15,685,000)		(15,685,000)		(10,000,000)
Cash, Uninsured Amount					$ 22,504		$ 22,504		$ 0
Cash, Uninsured Amount Description							The Company has not experienced any losses in such accounts and periodically evaluates the credit worthiness of the financial institutions and has determined the credit exposure to be negligible.
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.001		$ 0.001		$ 0.001	$ 0.001
Conversion, percentage of weighted average price							51.00%
Accumulated deficit					$ (47,198,689)		$ (47,198,689)		$ (22,078,193)	$ (5,536,859)
Internal Revenue Service (IRS) [Member]
Summary Of Significant Accounting Policies [Line Items]
Tax deficiency amount							$ 60,000
Open tax year							2011
July 2014, September 2014, August 2015 Modified Debentures [Member]
Summary Of Significant Accounting Policies [Line Items]
Period of volume weighted average price calculation | d							40
August 2015 Debentures [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount												$ 5,480,000	$ 5,480,000
Principal amount of debt funded amount					2,729,000		$ 2,729,000
Principal amount of debt yet to be funded amount					2,751,000		2,751,000
Convertible Debt [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount			$ 1,500,000		$ 4,994,000		$ 4,994,000		$ 3,750,000						$ 2,500,000	$ 3,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares		$ 5.00			$ 1.83		$ 1.83							$ 1.83
Conversion, percentage of weighted average price		51.00%					51.00%
Convertible Debt [Member] | August 2015 Debentures [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants to purchase common stock outstanding | shares					7,254,902		7,254,902
Debt Instrument, Face Amount					$ 200,000		$ 200,000					$ 1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares					$ 0.75		$ 0.75
Conversion, percentage of weighted average price							51.00%
Convertible Debt [Member] | Subsequent Event [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount		$ 1,800,000	1,500,000
Debt Instrument, Convertible, Conversion Price | $ / shares				$ 5.00										$ 1.83
Expected amount of new equity capital to be raised			5,000,000
Conversion, percentage of weighted average price				51.00%
Convertible Debt [Member] | Subsequent Event [Member] | Committed to fund as annual SEC filings are completed and the Form S-1 filed with the SEC [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Face Amount			$ 3,300,000
Sales Revenue, Net [Member] | Customer Concentration Risk [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration risk, percentage									72.10%
Gross revenue generated									$ 629,132
Series A Preferred Stock [Member]
Summary Of Significant Accounting Policies [Line Items]
Preferred Stock, Shares Outstanding (in Shares) | shares					1,000,000	3,000,000	1,000,000	3,000,000	3,000,000	3,000,000	6,000,000
Preferred Stock, No Par Value (in Dollars per share) | $ / shares									$ 0.001	$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares) | shares									15,000,000	15,000,000	30,000,000
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.001		$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares) | shares						15,000,000		15,000,000
Preferred stock, shares repurchased	$ 2,000,000
Dispensing machines [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues							$ 50,000		$ 50,000